FIDELITY


(registered trademark)
NEW JERSEY
TAX-FREE
MONEY MARKET
PORTFOLIO

ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              21   The auditor's opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 5 years and the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Fidelity New Jersey Tax-Free
Money Market Portfolio                   3.33%    15.41%   34.75%

Average New Jersey Tax-Free
Money Market Fund                        3.24%    16.06%   n/a

Consumer Price Index                     2.47%    14.80%   31.85%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on March 17, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average New Jersey tax-free money market fund, which reflects the performance of 11 New Jersey tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your investment did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Fidelity New Jersey Tax-Free
Money Market Portfolio                   3.33%    2.91%    3.94%

Average New Jersey Tax-Free
Money Market Fund                        3.24%    3.02%    n/a

Consumer Price Index                     2.47%    2.80%    3.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              11/28/94   2/27/95   5/29/95   8/28/95   11/27/95



Fidelity New Jersey           3.09%      3.44%     3.53%     3.18%     3.17%
Tax-Free Money Market
Portfolio



Average New Jersey            2.99%      3.35%     3.48%     3.06%     3.16%
Tax-Free Money Market
Fund



Fidelity New Jersey Tax-Fre   5.17%      5.75%     5.90%     5.32%     5.30%
e
Money Market Portfolio -
Tax-equivalent

Row: 1, Col: 1, Value: 3.09
Row: 1, Col: 2, Value: 2.99
Row: 2, Col: 1, Value: 3.44
Row: 2, Col: 2, Value: 3.35
Row: 3, Col: 1, Value: 3.53
Row: 3, Col: 2, Value: 3.48
Row: 4, Col: 1, Value: 3.18
Row: 4, Col: 2, Value: 3.06
Row: 5, Col: 1, Value: 3.17
Row: 5, Col: 2, Value: 3.16
Fidelity New Jersey
Tax-Free Money
Market Portfolio
Average New Jersey
Tax-Free Money
Market Fund
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average New Jersey tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 40.21%. Figures for the average New Jersey tax-free money market fund are from IBC/Donoghue.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. And there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jeff Parker,
Portfolio Manager of Fidelity
New Jersey Tax-Free Money
Market Portfolio
Q. JEFF, HOW HAVE INVESTMENT CONDITIONS CHANGED DURING THE PAST YEAR?
A. A year ago, the economy was still expanding rapidly and the Federal Reserve was doing its best to temper growth and stave off inflation. In November 1994 and again in February 1995, the Fed raised the federal funds rate, completing a string of seven rate increases dating back to February 1994. Then, early in 1995, signs began appearing that growth was slowing. In response, the Fed eased in July, cutting the federal funds rate one-quarter percentage point. Since then, the economy has been hard to read, and the Fed has remained on the sidelines. The growth rate in the gross domestic product (GDP) rebounded sharply during the third quarter of 1995 after an essentially flat second quarter. However, inflation has remained quite low and there have been persistent, albeit irregular, signs of weakness. By the end of the period, most market participants were anticipating another rate cut by the Fed.
Q. HOW DID YOU COPE WITH CHANGING CONDITIONS?
A. When the period began, the fund's average maturity was 57 days. Scott Orr, who managed the fund until I took over in June, lengthened aggressively beginning late in 1994 and was able to lock in attractive yields while short-term rates were declining. Entering the annual summer borrowing season, the fund's average maturity was back down to 55 days. That gave me the flexibility I needed to take advantage of abundant new supplies and move the fund back out to 69 days by the end of June, in time for the Fed ease. The fund has been in a holding pattern since then, finishing the period at 70 days. I have added more variable rate demand notes (VRDN) in recent months as increased supplies have made them more attractive than fixed-rate securities. VRDNs totaled about 56% of the fund's assets at the end of November, compared to 50% at the end of May.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1995, was 3.14%, compared to 3.09% a year ago. The latest yield was the equivalent of a 5.25% taxable yield for New Jersey investors in the 40.21% combined state and federal tax bracket. The fund had a total return for the year of 3.33%, which beat the average total return of 3.24% for all New Jersey tax-free money market funds, according to IBC/Donoghue.
Q. WHAT CAN WE EXPECT GOING FORWARD?
A. Despite relatively robust economic growth in the third quarter of 1995, many market participants believe the Fed's next move will be to lower rates again, possibly before year end. A key variable may be the budget debate in Congress. A balanced budget agreement would necessitate steep cuts in federal spending. The Fed, in turn, might seek to offset the impact of those spending cuts with a rate cut. The chance that the Fed will cut rates is that much greater given the lack of inflationary pressure and continuing signs of weakness in the economy. For those reasons, at the end of the period, a rate cut was looking more and more likely, although it was far from certain. While my strategy has been to maintain flexibility by keeping the fund's average maturity around 70 days, my bias as I look toward 1996 is to buy into the market as opportunities arise and perhaps take the fund slightly longer.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income &
stability by investing in
high-quality, short-term New
Jersey municipal money
market securities
START DATE: March 17, 1988
SIZE: as of November
30,1995, more than $434
million
MANAGER: Jeff Parker, since
June, 1995; also manager,
Fidelity Connecticut Municipal
Money Market, Fidelity
Michigan Municipal Money
Market, Spartan Connecticut
Municipal Money Market,and
Spartan New Jersey Municipal
Money Market since June
1995; joined Fidelity in 1991
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/95           5/31/95            11/30/94

0 - 30       63                 62                 60

31 - 90      11                 21                    21

91 - 180     8                  8                  5

181 - 397    18                 9                  14

WEIGHTED AVERAGE MATURITY
                        11/30/95   5/31/95   11/30/94

Fidelity New Jersey
Tax-Free Money Market
Portfolio               70 days    56 days   62 days

Average New Jersey
Tax-Free Money
Market Fund*            60 days    48 days   54 days

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995

Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 31.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 12%
Tender bonds 1%
Municipal
notes 30%
Other 1%
Variable rate
demand notes
(VRDNs) 50%
Commercial
paper 17%
Tender bonds 1%
Municipal
notes 31%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IDAHO - 0.5%
Idaho Health Facs. Auth. Rev. (St. Lukes Regional Med. Ctr.)
3.85%, LOC Credit Suisse, VRDN  $ 2,000,000 $ 2,000,000  451295MC
NEW JERSEY - 80.4%
Allentown BAN 4.22% 5/21/96   800,000  800,249  018321AV
Atlantic County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
3.40%, LOC Marine Midland Bank, VRDN   2,900,000  2,900,000  048506AA
Atlantic Highland BAN 3.90% 6/27/96   800,000  800,442  048573HV
Belmar BAN 4.25% 5/15/96   433,200  434,264  080059JK
Bernards Township Swr. Auth. Swr. Rev. Rfdg. Bonds,
Series 1985, 5.35%, tender 12/15/95
(BPA Marine Midland Bank)   2,500,000  2,500,000  085329CQ
Bloomfield Township BAN 3.81% 6/7/96   2,000,000  2,000,197  094171BK
Brick Township Board of Ed. BAN 4.25% 8/1/96   1,800,000  1,806,392
108007FH
Burlington County BAN:
 5.50% 12/15/95   2,000,000  2,000,365  121637PR
 4% 11/27/96   2,900,000  2,909,659  121637QL
Caldwell BAN 4.25% 6/7/96   1,573,350  1,577,636  129065CA
Chatham Township BAN 4.31% 4/19/96   1,000,000  1,000,214  162195FA
Clark Township BAN 3.85% 12/22/95   500,000  500,028  181558EU
Clifton Board of Ed. BAN 4.25% 7/12/96   2,500,000  2,507,369  187099BZ
Cranbury Township BAN 4.50% 3/15/96   1,400,000  1,401,548  224345CD
Cranford Township BAN 4.25% 3/22/96   500,000  500,813  224507CU
Englewood BAN 3.78% 7/18/96   3,359,400  3,359,993  293191JV
Fort Lee BAN 4.33% 5/3/96   1,500,000  1,500,178  347694ET
Franklin Lakes Board of Ed. BAN 3.77% 2/22/96   1,700,000  1,700,261
353712CU
Freehold Township BAN 3.95% 6/25/96   1,000,000  1,000,053  356502HE
Gloucester County Poll. Cont. Fin. Auth. Rev. Rfdg.
(Mobil Oil Refining) Series 1993 A, 3.30%, VRDN   2,700,000  2,700,000
379697AJ
Hamilton Township Mercer County BAN 4.125% 11/27/96   3,900,000  3,917,677
408054TH
Hightstown BAN 5.18% 12/7/95   500,000  500,006  431164DW
Hillside BAN 4.13% 5/22/96   1,483,500  1,484,036  432650AA
Ho-ho-kus Borough BAN 3.74% 12/5/96   500,000  500,525  433686CJ
Hudson County BAN 4.375% 10/10/96   9,500,000  9,526,192  443726SJ
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled
Gov't. Loan Prog.) Series 1986, 3.55%,
LOC Hong Kong & Shanghai Banking Corp., VRDN   29,895,000  29,895,000
443728AB
Margate BAN 4.25% 3/25/96   1,400,000  1,401,728  566591LB
Mercer County Gen. Oblig. Rev. 5% 9/1/96   935,000  942,888  587839NT
Mercer County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
Series 1985, 3.30%, LOC Credit Suisse Bank, VRDN   200,000  200,000
587844DC
Metuchen BAN 5% 12/19/95   1,000,000  1,000,285  592693JS
Middlesex County BAN 3.625% 6/27/96   10,000,000  10,001,374  596561ZL
Mine Hill Township BAN 3.97% 8/2/96   500,000  500,128  602696AR
Monmouth County Impt. Auth. Rev.:
9.25% 12/1/96   420,000  442,675  609558NK
 (Pooled Gov't. Loan Prog.) Series 1986, 3.40%,
 LOC Union Bank of Switzerland, VRDN   15,050,000  15,050,000  609566AA
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Montclair Township BAN 4% 6/28/96  $ 700,000 $ 700,964  612221QH
Montgomery Township BAN 4.32% 4/26/96   646,000  646,042  614148CT
Montgomery Township Board of Ed. BAN 4.25% 2/1/96   2,490,000  2,491,443
614155DK
Morris Township BAN 4.50% 5/17/96   3,600,000  3,606,347  618329JE
Morristown BAN 4.25% 5/24/96   1,400,000  1,402,946  618533TF
New Jersey Econ. Dev. Auth. Dock Facs. Rev. Rfdg.
(Bayonne Proj.), VRDN:
  Series 1993 A, 3.70%, LOC Rabobank Nederland   300,000  300,000  64577EAA
  Series 1993 B, 3.70%, LOC ABN-AMRO Bank   600,000  600,000  64577EAB
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 Rfdg. (Church & Dwight Co.) Series 1991, 3.40%,
 LOC Bank of Nova Scotia   3,300,000  3,300,000  64577MEM
 Rfdg. (Eldorado Terminals Co. Proj.)
 Series 1984 A, 3.80%   1,500,000  1,500,000  645775SA
 Rfdg. (RJB Associates 1983 Proj.) 3.80%, LOC PNC Bank   500,000  500,000
64577MZN
 (500 International Drive Partners Proj.) Series 1995,
 3.65%, LOC First Fidelity Bank   2,800,000  2,800,000  645905WZ
 (1420 Chestnut Ave. Assoc.) Series 1989 FF, 3.70%,
 LOC Barclays Bank (b)   1,250,000  1,250,000  6457755W
 (AVP Realty Holdings, Inc.) Series 1989 A, 3.70%,
 LOC Barclays Bank, (b)   1,150,000  1,150,000  6457752S
 (Assoc. for Retarded Citizens) Series 1989 CC, 3.60%,
 LOC Barclays Bank   1,150,000  1,150,000  6457755Y
 (Bel Ray Co., Inc.) Series 1989 I, 3.70%,
 LOC Barclays Bank (b)   50,000  50,000  6457752L
 (Catholic Community Services) Series 1995, 3.65%,
 LOC First Fidelity Bank   1,250,000  1,250,000  64577MF8
 (Center For Aging Applewood Proj.) 3.65%,
 LOC Banque Paribas   2,100,000  2,100,000  6457756N
 (Composite Issue A-C & E-L) Series 1989 E, 3.60%,
 LOC Barclays Bank   250,000  250,000  6457752T
 (Danic Urban Renewal Co. Proj.) Series 1985, 3.55%,
 LOC Marine Midland Bank   900,000  900,000  645775UQ
 (Guttenplan's Bakery) Series 1989 G, 3.70%,
 LOC Barclays Bank (b)   650,000  650,000  6457752V
 (Hirsh Enterprises) Series 1989 II, 3.70%,
 LOC Barclays Bank (b)   450,000  450,000  6457755U
 (J.W. Holding Group) Series 1989 GG, 3.70%,
 LOC Barclays Bank (b)   600,000  600,000  6457756A
 (M&S Realty) Series 1988 N, 3.70%,
 LOC Barclays Bank (b)   900,000  900,000  645775T5
 (PVC Container Corp.) Series 1987 D, 3.90%,
 LOC Nat'l Westminster Bank (b)   1,285,000  1,285,000  645775H8
 (Philly Venture Fund) Series 1988 P, 3.60%,
 LOC Barclays Bank   1,250,000  1,250,000  645775S9
 (Russ Berrie & Co. Inc.) 3.65%, LOC Bank of New York   5,200,000
5,200,000  645775QD
New Jersey Econ. Dev. Auth. Econ. Growth Rev. Series F,
3.55%, LOC Nat'l. Westminster, VRDN   800,000  800,000  645905QA
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. First Mtg. Rev., VRDN:
 (Fellowship Village Inc. Proj.) Series 1994 B, 3.65%,
 LOC Banque Paribas  $ 8,500,000 $ 8,500,000  645905TV
 (Franciscan Oaks Proj.) Series 1992 B, 3.55%,
 LOC Bank of Scotland   8,000,000  8,000,000  645776NM
New Jersey Econ. Dev. Auth. Ind. Dev. Auth. Rev.
(Marriott Corp.) Series 1984, 3.45%,
LOC Nat'l. Westminster Bank, VRDN   4,500,000  4,500,000  645777GV
New Jersey Econ. Dev. Auth. Poll. Cont. Rev.
(Hoffman-La Roche Proj.) Series 1985, 3.65%,
LOC Wachovia Bank of North Carolina, VRDN   3,000,000  3,000,000  645778AY
New Jersey Econ. Dev. Auth. Rev. Bonds (b):
 (Chambers Cogeneration Proj.) Series 1991:
  3.70%, tender 1/11/96, LOC Swiss Bank   5,000,000  5,000,000  645996JK
  3.70%, tender 1/26/96, LOC Swiss Bank   4,900,000  4,900,000  645996JJ
  3.70%, tender 2/9/96, LOC Swiss Bank   6,700,000  6,700,000  645996JN
  3.70%, tender 2/27/96, LOC Swiss Bank   4,300,000  4,300,000  645996JL
  3.70%, tender 2/28/96, LOC Swiss Bank   5,000,000  5,000,000  645996JM
 (Keystone Proj.) Series 1992:
  3.75%, tender 12/11/95,
  LOC Union Bank of Switzerland   2,500,000  2,500,000  645996JG
  3.80%, tender 1/26/96,
  LOC Union Bank of Switzerland   5,000,000  5,000,000  645996JH
 (Morris Hall/St. Lawrence, Inc.) Series 1993, 4.75%,
 tender 12/1/95, LOC New Jersey Nat'l. Bank   3,100,000  3,100,000
New Jersey Edl. Facs. Auth. Rev. (Princeton Univ.)
Series 1995 C, 4.50% 7/1/96   745,000  747,726  64605ELQ
New Jersey Gen. Oblig. Participating VRDN (c):
 Series 1995-CB1, 3.92%
 (Liquidity Facility Chemical Bank)   4,900,000  4,900,000  646038G8 Series
BT-104, 3.80%
 (Liquidity Facility Bankers Trust Co.)   2,500,000  2,500,000  646038A6
 Series MGT-21, 3.65%
 (Liquidity Facility Morgan Guaranty Trust Co.)   2,500,000  2,500,000
646038B2
 Series PA-6, 3.55% (BPA Merrill Lynch & Co.)   9,060,000  9,060,000
646038YM
New Jersey Health Care Facs. Fing. Auth. Rev.
(Hospital Cap. Asset Fing. Prog.) Series 1985 B, 3.50%,
LOC Chemical Bank, VRDN   8,100,000  8,100,000  645793BK
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series 1994 C-3003, 3.92% (MBIA Insured)
 (Liquidity Facility Citibank)   6,800,000  6,800,000  269896JJ
 Series 1994 C-3004, 3.77% (MBIA Insured)
 (Liquidity Facility Citibank)   4,800,000  4,800,000  269896JA
New Jersey Turnpike Auth. Turnpike Rev. Series 1991 D,
3.35% (FGIC Insured) LOC Societe Generale, VRDN   32,000,000  32,000,000
646139JR
North Brunswick Township BAN 4.125% 8/30/96   4,500,000  4,505,303
658017LS
Ocean County BAN 4% 6/28/96   6,000,000  6,009,113  674735QP
Parsippany-Troy Hills BAN 4.625% 5/9/96   2,600,000  2,604,080  701859WK
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Passaic County BAN:
 4.46% 4/5/96  $ 1,500,000 $ 1,500,294  702724E8
 5% 4/5/96   8,756,000  8,772,798  702724E9
 4% 6/27/96   7,500,000  7,512,102  702724F2
 4.125% 9/27/96   500,000  500,746  702724G4
 4.25% 9/27/96   2,400,000  2,406,630  702724G5
Passaic County Util. Auth. BAN (Solid Waste Sys. Proj.)
Series 1995 C, 3.90% 10/4/96 (MBIA Insured)   5,000,000  4,999,958
702763AU
Princeton BAN 3.58% 6/14/96   985,000  985,149  741836ED
Randolph Township BAN 3.71% 6/21/96   2,000,000  1,999,565  752737FC
Roselle Park BAN 4.25% 10/17/96   1,200,000  1,203,536  777475FB
Saddle Brook BAN 5% 5/16/96   1,300,000  1,304,378  786208GX
Salem County Ind. Poll. Cont. Fing. Auth. Poll. Cont. Rev.
Bonds (Philadelphia Elec. Co.) Series 1993 A, 3.80%,
tender 12/14/95, LOC Toronto Dominion Bank (b)   2,000,000  2,000,000
794999BG
Sea Isle City BAN 3.99% 1/26/96   1,221,500  1,221,662  811403MC
Somerset County Ind. Poll. Cont. Fing. Auth. Rev.
(Minnesota Mining & Manufacturing 3M) 3.75%, VRDN   600,000  600,000
834672AD
South Brunswick TAN 5.25% 1/3/96   2,500,000  2,501,406  836785QA
South Orange Maplewood Regional School Dist. BAN
3.85% 11/29/96   1,000,000  1,001,910  839091HP
Sparta Township BAN 4% 6/14/96   850,000  851,844  846718CD
Upper Freehold Regional School Dist. BAN 5.625% 2/1/96   1,490,000
1,491,139  915799BH
Verona BAN 4% 5/22/96   2,289,000  2,292,133  925003HF
Washington Township BAN 5.50% 12/15/95   4,023,000  4,023,448  940424AL
Watchung BAN 4% 5/17/96   1,000,000  1,001,129  941116GC
West Milford Township BAN 4% 1/26/96   1,772,400  1,772,793  954515EK
West Orange:
BAN:
  4% 3/12/96   802,000  802,542  954855GR
  4.75% 1/4/96   1,389,000  1,389,670  954855GP
 Gen. Oblig. Rev. 4% 12/1/96   400,000  401,056  954855GT
Westwood BAN 4.25% 8/20/96   4,000,000  4,008,272  961794DG
   347,915,299
NEW YORK & NEW JERSEY - 12.0%
New York & New Jersey Port. Auth. Participating VRDN,
Series PA-67, 3.70%
(Liquidity Facility Merrill Lynch & Co.) (c)   2,000,000  2,000,000
733580R9
New York & New Jersey Port Auth. Rev.:
 Series 1991, 4.044%, VRDN (b)   8,800,000  8,800,000  733990QP
 Series 1992, 3.625%, VRDN   6,800,000  6,800,000  733990SE
 Series 1995, 3.625%, VRDN (b)   9,400,000  9,400,000  733990XN
 Series A, CP (b):
  3.65% 12/1/95   1,600,000  1,600,000  733990XL
  3.70% 12/8/95   2,770,000  2,770,000  733990XL
  3.70% 12/15/95   3,360,000  3,360,000  733990XR
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK & NEW JERSEY - CONTINUED
New York & New Jersey Versatile Structure Gen. Oblig.,
VRDN:
  3.35% (BPA Morgan Guaranty Trust Co.)  $ 9,700,000 $ 9,700,000  73358EAL
  Series 3, 3.40%, LOC Morgan Guaranty Trust Co.   7,700,000  7,700,000
73358EAM
   52,130,000
PUERTO RICO - 5.9%
Puerto Rico Commonwealth Participating VRDN (c):
 Series 1995, 3.76% (MBIA Insured)
 (Liquidity Facility Bankers Trust Co.)   4,900,000  4,900,000  7451443B
 Series BT-165, 3.76%
 (Liquidity Facility Bankers Trust Co.)   5,712,000  5,712,000  7451442Q
 Series PT-63, 3.55%
 (Liquidity Facility Bayerische Hypotheken)   2,900,000  2,900,000
745144X3
Puerto Rico Gov't Dev. Bank, CP:
 3.75% 12/12/95   1,700,000  1,700,000  74599ADK
 3.70% 1/23/96   5,500,000  5,500,000  74599ADL
Puerto Rico Pub. Bldg. Auth. Participating VRDN,
Series PA-106, 3.55% (AMBAC Insured)
(Liquidity Facility Merrill Lynch & Co.) (c)   3,700,000  3,700,000
745235LU
Univ. of Puerto Rico Participating VRDN
Series PA 109, 3.55% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co.) (c)   1,200,000  1,200,000
914811LR
   25,612,000
TEXAS - 1.0%
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Util. Elec. Co.)
Series 1995 C, 3.80%, LOC Swiss Bank, VRDN (b)   2,000,000  2,000,000
106213CR
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.
(Amoco Oil Co.) 3.80%, VRDN (b)   2,300,000  2,300,000  402230EM
   4,300,000
VIRGINIA - 0.2%
Richmond Ind. Dev. Auth. Rev. (Cogentrix Inc. Proj.)
Series 1990 A, 4.10%, LOC Banque Paribas, VRDN (b)   700,000  700,000
765415KE
TOTAL INVESTMENTS - 100%  $ 432,657,299
Total Cost for Income Tax Purposes  $ 432,656,953

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1995, the fund had a capital loss carryforward of approximately $29,000, of which $9,000 and $20,000 will expire on November 30, 2001 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1995

1.ASSETS                                                          2.            3.

4.Investment in securities, at value - See accompanying           5.            $ 432,657,299
schedule

6.Cash                                                            7.             174,173


8.Interest receivable                                             9.             4,069,084

10. 11.TOTAL ASSETS                                               12.            436,900,556

13.LIABILITIES                                                    14.           15.

16.Payable for investments purchased                              $ 1,903,776   17.

18.Distributions payable                                           28,786       19.

20.Accrued management fee                                          143,454      21.

22.Other payables and accrued expenses                             115,695      23.

24. 25.TOTAL LIABILITIES                                          26.            2,191,711

27.28.NET ASSETS                                                  29.           $ 434,708,845

30.Net Assets consist of:                                         31.           32.

33.Paid in capital                                                34.           $ 434,737,882

35.Accumulated net realized gain (loss) on investments            36.            (29,390)

37.Unrealized gain from accretion of market discount              38.            353

39.40.NET ASSETS, for 434,737,882 shares outstanding              41.           $ 434,708,845

42.43.NET ASSET VALUE, offering price and redemption              44.            $1.00
price per share ($434,708,845 (divided by) 434,737,882 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

45.46.INTEREST INCOME                                   47.           $ 16,607,130

48.EXPENSES                                             49.           50.

51.Management fee                                       $ 1,712,699   52.

53.Transfer agent, accounting and custodian fees         894,653      54.
and expenses

55.Non-interested trustees' compensation                 2,893        56.

57.Registration fees                                     1,228        58.

59.Audit                                                 23,200       60.


61.Legal                                                 9,627        62.


63.Miscellaneous                                         4,495        64.

65. 66.TOTAL EXPENSES                                   67.            2,648,795

68.69.NET INTEREST INCOME                               70.            13,958,335

71.REALIZED AND UNREALIZED GAIN (LOSS)                  73.            (20,623)
72.Net realized gain (loss) on investment securities

74.Increase (decrease) in net unrealized gain from      75.            353
accretion of market discount

76.77.NET GAIN (LOSS)                                   78.            (20,270)

79.80.NET INCREASE IN NET ASSETS RESULTING FROM         81.           $ 13,938,065
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEARS ENDED NOVEMBER 30,

                                                         1995                       1994

82.INCREASE (DECREASE) IN NET ASSETS

83.Operations                                            $ 13,958,335               $ 8,534,291
Net interest income

84. Net realized gain (loss)                              (20,623)                   7,322

85. Increase (decrease) in net unrealized gain from       353                        (408)
accretion of market discount

86. 87.NET INCREASE (DECREASE) IN NET ASSETS              13,938,065                 8,541,205
RESULTING FROM OPERATIONS

88.Distributions to shareholders from net interest        (13,958,335)               (8,534,291)
income

89.Share transactions at net asset value of $1.00 per     1,061,922,377              834,725,683
share
Proceeds from sales of shares

90. Reinvestment of distributions from net interest       13,552,281                 8,243,661
income

91. Cost of shares redeemed                               (1,040,293,968)            (803,015,157)

92.93.                                                    35,180,690                 39,954,187
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

94.  95.TOTAL INCREASE (DECREASE) IN NET ASSETS           35,160,420                 39,961,101

96.NET ASSETS                                            97.                        98.

99. Beginning of period                                   399,548,425                359,587,324

100. End of period                                       $ 434,708,845              $ 399,548,425


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED NOVEMBER 30,

                                   1995                       1994        1993        1992        1991

101.SELECTED PER-SHARE
DATA

102.Net asset value,               $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

103.Income from                     .033                       .022        .019        .028        .042
Investment Operations
Net interest income

104.Less Distributions              (.033)                     (.022)      (.019)      (.028)      (.042)
From net interest
 income

105.Net asset value,               $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

106.TOTAL RETURN                    3.33                       2.19        1.94        2.81        4.29
                                   %                          %           %           %           %

107.RATIOS AND SUPPLEMENTAL DATA

108.Net assets, end of             $ 434,709                  $ 399,548   $ 359,587   $ 359,093   $ 368,333
period (000 omitted)

109.Ratio of expenses to            .62                        .62         .63         .64         .65
average net assets                 %                          %           %           %           %

110.Ratio of net interest           3.28                       2.17        1.92        2.78        4.23
income to average                  %                          %           %           %           %
net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Jersey Tax-Free Money Market Portfolio (the fund) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets. SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $86,340 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. During the period December 1, 1994 to December 31, 1994, the fund paid fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $781,941 and $87,056, respectively.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $58,455.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Tax-Free Money
Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust II: Fidelity New Jersey Tax-Free Money Market Portfolio, including the schedule of fund investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30,1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust II: Fidelity New Jersey Tax-Free Money Market Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 26, 1995
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE
MONEY MARKET FUNDS
California Tax-Free Money Market
Connecticut Municipal Money Market
Massachusetts Tax-Free Money Market
Michigan Municipal Money Market
New Jersey Tax-Free Money Market
New York Tax-Free Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

   SUPPLEMENT TO THE
ANNUAL REPORT TO
SHAREHOLDERS OF

FIDELITY NEW JERSEY
TAX-FREE MONEY

MARKET PORTFOLIO
DATED NOVEMBER 30, 1995
On December 14, 1995, the
Board of Trustees approved
a change in the fund's name
from Fidelity New Jersey
Tax-Free Money Market
Portfolio to Fidelity New
Jersey Municipal Money
Market Fund.
 If you are subject to the
federal alternative minimum
tax, you should note that the
fund may invest all of its
assets in municipal securities
issued to finance private
activities.  The interest from
these investments is a
tax-preference item for
purposes of the tax.


   SUPPLEMENT TO THE
ANNUAL REPORT TO
SHAREHOLDERS OF

FIDELITY NEW JERSEY
TAX-FREE MONEY

MARKET PORTFOLIO
DATED NOVEMBER 30, 1995
On December 14, 1995, the
Board of Trustees approved
a change in the fund's name
from Fidelity New Jersey
Tax-Free Money Market
Portfolio to Fidelity New
Jersey Municipal Money
Market Fund.
 If you are subject to the
federal alternative minimum
tax, you should note that the
fund may invest all of its
assets in municipal securities
issued to finance private
activities.  The interest from
these investments is a
tax-preference item for
purposes of the tax.


NJS-ANN-96-2

February 29, 1996
NJS-ANN-96-2

February 29, 1996